Leases (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Presentation of leases for lessee [abstract]
Schedule of right of use asset
USD thousands
Balance as at January 1, 2020	168
Additions following the acquisition of POM	16
Additions during the year	512
Amortization during the year	(286)
Effect of changes in exchange rates	(3)
Balance as at December 31, 2021	407
Additions during the year	4,127
Terminations during the year	(239)
Amortization during the year	(281)
Effect of changes in exchange rates	(402)
Balance as at June 30, 2022	3,612

USD thousands
Balance as at January 1, 2020	197
Additions during the year	102
Amortization during the year	(146)
Effect of changes in exchange rates	15
Balance as at December 31, 2020	168
Additions following the acquisition of POM	16
Additions during the year	512
Amortization during the year	(286)
Effect of changes in exchange rates	(3)
Balance as at December 31, 2021	407

Schedule of information related to maturity analysis of lease liability
	June 30,	June 30,	December 31,
	2022	2021	2021
	USD thousands	USD thousands	USD thousands

Up to one year	428	210	165
1-8 years	3,247	102	246
Total	3,675	312	411

	December 31,	December 31,
	2021	2020
	USD thousands	USD thousands

Up to one year	165	180
1-5 years	246	-
Total	411	180

Schedule of statement of income
	Six months ended June 30,	Six months ended June 30,	Year ended December 31,
	2022	2021	2021
	USD thousands	USD thousands	USD thousands

Amortization of ROU asset	281	131	286
Interest expenses on lease liability	137	1	9

	Year ended December 31,	Year ended December 31,
	2021	2020
	USD thousands	USD thousands

Amortization of ROU asset	286	146
Interest expenses on lease liability	9	5